Additional information - condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2016
Additional information - condensed financial statements of the Company
Condensed Statement of Operations

	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2016
	RMB	RMB	RMB

Revenues	—	—	—
Total operating expenses	(38,940)	(65,233)	(4,546)

Loss from operations	(38,940)	(65,233)	(4,546)
Change in fair value of derivatives	74,014	39,593	70,882
Share of income from subsidiaries	380,263	509,243	449,078
Foreign exchange gain	6,596	140,110	168,285
Other income	1,838	—	—

Income before income taxes	423,771	623,713	683,699

Net income	423,771	623,713	683,699
Net income attributable to JA Solar Holdings	423,771	623,713	683,699

Comprehensive income	423,771	623,713	683,699

Condensed Statement of Financial Position

	December 31,	December 31,
	2015	2016
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	1,070	165

Total current assets	1,070	165

Investments in subsidiaries	3,458,210	3,274,607
Amount due from subsidiaries	2,684,130	3,313,761

Total assets	6,143,410	6,588,533

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payables to subsidiaries and employees	131,424	—
Accrued and other liabilities	30,144	30,285
Derivatives liabilities - warrants	71,237	—

Total current liabilities	232,805	30,285

Long-term amount due to subsidiaries	90,910	97,118

Total liabilities	323,715	127,403

Commitments and Contingencies

Shareholders’ equity :
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 237,853,602 shares issued and outstanding as of December 31, 2015 and December 31, 2016)	176	176
Additional paid-in capital	5,649,304	5,651,557
Retained earnings	194,167	877,866
Accumulated other comprehensive loss	(23,952)	(68,469)

Total shareholders’ equity	5,819,695	6,461,130

Total liabilities and shareholders’ equity	6,143,410	6,588,533

Condensed Statement of Cash Flows

	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2016
	RMB	RMB	RMB
Cash flows from operating activities:
Net Income	423,771	623,713	683,699
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	4,985	3,681	420
Share of income from subsidiaries	(380,263)	(509,243)	(449,078)
Change in the fair value of derivatives	(74,014)	(39,593)	(70,882)
Exchange income	(11,636)	(150,686)	(168,270)
Changes in operating assets and liabilities:
Decrease in other current assets	1,374	2,257	—
(Decrease)/increase in other payables to subsidiaries and employees	(1,424)	10	(6,374)
Increase in accrued and other liabilities	7,843	18,690	141

Net cash used in operating activities	(29,364)	(51,171)	(10,344)

Cash flows from investing activities:
Loans repayment by subsidiaries	244,772	37,206	9,416

Net cash provided by investing activities	244,772	37,206	9,416

Cash flows from financing activities:
Proceeds from exercise of stock options	2,171	1,196	—
Proceeds from short-term loan from subsidiaries	—	125,050	—
Proceeds from issuance of ordinary shares upon exercise of warrants	286,747	—	—
Repurchase of ADS	—	(139,753)	—
Repayment of long-term loan from subsidiaries	(509,571)	(1,583)	—
Net cash used in financing activities	(220,653)	(15,090)	—

Effect of exchange rate changes on cash and cash equivalents	175	902	23

Net decrease in cash and cash equivalents	(5,070)	(28,153)	(905)

Cash and cash equivalents at the beginning of the year	34,293	29,223	1,070

Cash and cash equivalents at the end of the year	29,223	1,070	165